INCOME TAX CREDIT (Schedule of Charge for Tax) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax (credit)/ expense
Irish Corporation tax		$ (511,000)	$ (480,000)	$ (312,000)
Foreign taxes	[1]	296,000	179,000	197,000
Adjustment in respect of prior years		0	(152,000)	(50,000)
Total current tax credit		(215,000)	(453,000)	(165,000)
Deferred tax credit
Origination and reversal of temporary differences (see Note 15)		620,000	48,000	(625,000)
Origination and reversal of net operating losses (see Note 15)		(583,000)	(215,000)	(216,000)
Total deferred tax credit	[2]	37,000	(167,000)	(841,000)
Total income tax credit on continuing operations in statement of operations		(178,000)	(620,000)	(1,006,000)
Tax charge on discontinued operations (see Note 10)		12,000	438,000	0	$ 590,000
Total tax credit		$ (166,000)	$ (182,000)	$ (1,006,000)

[1]	In 2021, the foreign taxes relate primarily to USA and Canada.
[2]	In 2021, there was a deferred tax charge of US$118,000 (2020: charge US$53,000; 2019: credit of US$444,000) recognised in respect of Ireland and a deferred tax credit of US$81,000 (2020: credit of US$220,000; 2019: credit of US$397,000) recognised in respect of overseas tax jurisdictions.